VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2024
VARIABLE INTEREST ENTITY
Schedule of financial information of VIE subsidiaries included in consolidated financial statements with intercompany balances and transactions eliminated

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	US$
	(in thousands)		(Note 3)
Total assets	10,846	34,029	4,662
Total liabilities	94,402	94,504	12,947

	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
Net revenues	655	428	318	44
Net (loss) income	(23,286)	154,021	34,589	4,739